Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

These audited annual consolidated financial statements for the year ended December 31, 2021, or consolidated financial statements, have been prepared in accordance with IFRS as issued by the IASB and were approved by the Board of Directors on March 17, 2022.

Functional and presentation currency

Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars, ($ or CAD) which is also the Company’s functional currency. The use of other currencies will be specified.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2021, 2020 and 2019 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2021	2020	2019
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	nil
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	nil*	100%	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	nil*	100%	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil*	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil*	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%

* Entity sold in 2021 as part of our divestment of the plasma-derived therapeutics segment.

The Company consolidates investees when, based on the evaluation of the substance of the relationship with the Company, it concludes that it controls the investees. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation.

When a subsidiary is not wholly-owned the Company recognizes the non-controlling interests’ share of the net assets and results of operations in the subsidiary.
Financial instruments

Financial instruments

Recognition and derecognition

Financial instruments are recognized in the consolidated statement of financial position when the Company becomes a party to the contractual obligations of the instrument. On initial recognition, financial instruments are recognized at their fair value plus, in the case of financial instruments not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition or issue of financial instruments. Financial assets are subsequently derecognized when payment is received in cash or other financial assets or if the debtor is discharged of its liability.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing liability is replaced by another from the same creditor on substantially different terms, or the terms of the liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of operations.

Classification

Subsequent to initial recognition, financial instruments are measured according to the category to which they are classified. Financial instruments are measured at amortized cost unless they are classified as fair value through other comprehensive income, or FVOCI, classified as FVPL or designated as FVPL, in which case they are subsequently measured at fair value.

The classification of financial asset debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVPL. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVPL.

The Company classifies cash, trade receivables, other receivables, restricted cash, and long-term deposits as financial assets measured at amortized cost and trade payables, wages and benefits payable, royalty payment obligations and long-term debt as financial liabilities measured at amortized cost.

The Company classifies the warrant liability as a financial liability at FVPL for which the variation in fair value is recorded in consolidated statement of operations.

Inventories

Inventories

Inventories of raw materials and finished goods are valued at the lower of cost and net realizable value. Cost is determined on a first in, first out basis. The cost of manufactured inventories comprises all costs that are directly attributable to the manufacturing process, such as raw materials, direct labour and manufacturing overhead based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business and the estimated selling costs except for raw materials for which it is determined using replacement cost.

Capital assets

Capital assets

Capital assets are recorded at cost less any government assistance, accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.

Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years

Government assistance

Government assistance

Government assistance programs, including investment tax credits on research and development expenses and salary and rent subsidies are reflected as reductions to the cost of the assets or to the expenses to which they relate and are recognized when there is reasonable assurance that the assistance will be received and all attached conditions are complied with.

Right-of-use assets

Right-of-use assets

The Company recognizes a right-of-use, or ROU, asset at the commencement date of a lease which is when the date at which the underlying asset is available for use. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization. Amortization commences when the intangible asset is available for use and is calculated over the estimated useful lives of the intangible assets acquired using the straight-line method. The maximum period used for each category of intangible asset are presented in the table below.

Intangible asset	Period
Licenses and other rights	30 years
Donor lists	10 years
Patents	20 years
Software	5 years

Impairment of long-lived assets

Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its capital, ROU and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If impairment indicators exist, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. For intangible assets not yet available for use, an impairment test is performed annually at November 30, until amortization commences, whether or not there are impairment indicators.

The recoverable amount is the higher of the fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

An impairment loss is recognized when the carrying amount of an asset or a cash-generating unit, or CGU, exceeds its recoverable amount by the amount of this excess. An impairment loss is recognized immediately in profit or loss in the period during which the loss is incurred. An impairment loss can be subsequently reversed, if certain conditions are met and the amount of the reversal will not exceed the carrying amount that would have been determined had an impairment loss not been recognized for the asset or CGU in prior periods. A reversal of an impairment loss is recognized immediately in profit or loss.

Lease liabilities

Lease liabilities

At the commencement date of a lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of a lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of a lease liability is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment whether the underlying asset will be purchased.

The Company applies the short-term lease recognition exemption to leases of 12 months or less, as well as the lease of low-value assets recognition exemption. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

The Company has elected, for the class of assets related to the lease of building space, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

Provisions

Provisions

If changes in circumstances render a contract to be onerous, meaning the unavoidable cost of meeting the contract exceeds the economic benefits expected under it, the Company recognizes the present value of the obligations as a provision. Before a separate provision for an onerous contract is established, an entity recognizes any impairment loss that has occurred on assets dedicated to that contract. The amount recognized as a provision is the best estimate of the cash disbursements required to settle the present obligation at the end of a reporting period and as such, a provision will change if the estimate changes. The discount rate used is the pre-tax rate that reflects the market assessment of the time value of money and the risks specific to the liability.

Revenue recognition

Revenue recognition

Sale of goods

Revenue from sale of goods is recognized when the terms of a contract with a customer have been satisfied. This occurs when:

•
The control over the product has been transferred to the customer; and
•
The product is received by the customer or transfer of title to the customer occurs upon shipment.

Following delivery, the customer bears the risks of obsolescence and loss in relation to the goods. Revenue is recognized based on the price specified in the contract, net of estimated sales discounts and returns. Revenue from the sale of goods is presented as part of the results from discontinued operations.

Royalty revenue

Royalty revenues are recognized once the sale of products to which the royalties gives rise occurs.

Rental revenue

The Company accounts for the lease or sub-lease with its tenant as an operating lease when the Company has not transferred substantially all of the risks and benefits of ownership of its property or leased property. Revenue recognition under an operating lease commences when the tenant has a right to use the leased asset, and the total amount of contractual rent to be received from the operating lease is recognized on a straight-line basis over the term of the lease. Rental revenue also includes recoveries of operating expenses and property taxes.
Research and development expenses

Research and development expenses

Expenditure on research activities is recognized as an expense in the period during which it is incurred. An internally generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•
the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•
the intention to complete the intangible asset and use or sell it;
•
the ability to use or sell the intangible asset;
•
how the intangible asset will generate probable future economic benefits;
•
the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•
the ability to measure reliably the expenditures attributable to the intangible asset during its development.

To date, the Company has not capitalized any development costs.

Foreign currency translation

Foreign currency translation

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company and its entities at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange at the reporting date. All differences are taken to the consolidated statement of operations. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates when the initial transactions took place.

Group companies

The assets and liabilities of foreign operations are translated into Canadian dollars at the rate of exchange prevailing at the reporting date and their statements of operations are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on the translation are recognized in other comprehensive loss. On disposal of a foreign operation, the component of other comprehensive loss relating to that particular foreign operation is reclassified from the consolidated statement of comprehensive loss to the consolidated statement of operations as part of the gain or loss on the disposal of the foreign operation.

Share-based payments

Share-based payments

The fair value of stock options granted by the Company is determined at the grant date using the Black-Scholes option pricing model and is expensed over the vesting period of the options. Grants with graded vesting are considered to be multiple awards for fair value measurement. An estimate of the number of awards that are expected to be forfeited is also made at the time of grant and revised periodically if actual forfeitures differ from those estimates.

The Company also made use of a restricted share unit plan as part of its long-term incentive plan up until the end of 2020. The fair value of Restricted Share Units, or RSU, is determined using the market value of the Company’s shares on the grant date. The expense associated with RSU awards that vest over time are recognized over the vesting period. When the vesting of RSU is dependent on meeting performance targets as well as a service requirement, the Company will estimate the outcome of the performance targets to determine the expense to recognize over the vesting period, and revise those estimates until the final outcome is determined.

An estimate of the number of awards that are expected to be forfeited is also made at the time of grant and revised periodically if actual forfeitures differ from those estimates.

The Company’s policy is to issue new shares upon the exercise of stock options and the release of RSU for which conditions have been met.

Assets held for sale and discontinued operations

Assets held for sale and discontinued operations

The Company classifies non-current assets and disposal groups as held for sale at the end of a given reporting period if their carrying amounts will be recovered principally through a sale rather than through continuing use. Such non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and their fair value less cost to sell. Costs to sell are the incremental costs directly attributable to the sale, excluding finance costs and income tax expense. Such assets are only presented as held for sale when the sale is highly probable and the assets or disposal group are available for immediate sale in their present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the sale will be withdrawn. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Capital assets included as part of the assets held for sale are not depreciated once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

The results of discontinued operations are presented net of tax in the consolidated statement of operations. Incremental cost related to the disposition and income taxes are allocated to discontinued operations. The discontinued operations also include the gain or loss on the disposal, which will also include the reclassification of historical exchange differences on translation of foreign operations sold. The results of discontinued operations exclude the allocation of the corporate finance costs and general corporate overhead in the form of management fees if the costs will continue to be incurred by Liminal following the disposition. The prior period results from discontinued operations are reclassified and presented in the consolidated statements of operations.

Share and warrant issue expenses	Share and warrant issue expenses The Company records share and warrant issue expenses as an increase to the deficit.
Adoption of new accounting standards

a) Adoption of new accounting standards

The accounting policies used in these annual consolidated financial statements are consistent with those applied by the Company in its December 31, 2020 and 2019 audited annual consolidated financial statements except for the amendments to certain accounting standards which are relevant to the Company and were adopted by the Company since January 1, 2020 as described below.

Amendments to IFRS 3, Business Combinations or IFRS 3

The amendments to IFRS 3 clarifies the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. These amendments were adopted on January 1, 2020 and are applied prospectively to acquisitions made on or after this date.

Amendment to IFRS 16, Leases or IFRS 16 for COVID-19-Related Rent Concessions - IFRS 16 has been revised to incorporate an amendment issued by the IASB in May 2020. The amendment permits lessees not to assess whether particular COVID-19-related rent concessions are lease modifications and, instead, account for those rent concessions as if they were not lease modifications. In addition, the amendment to IFRS 16 provides specific disclosure requirements regarding COVID-19-related rent concessions. The amendment was adopted as of January 1, 2021 and had no impact on the financial statements for the year ended December 31, 2021 since the Company has not benefited from COVID-19 related rent concessions.

Amendment to IAS 1, Presentation of Financial statements or IAS 1 - IAS 1 has been revised to require the disclosure of material accounting policies rather than significant accounting policies and provides guidance to apply materiality judgments to accounting policy disclosure. The Company early adopted these amendments, and consequential amendments to other standards, for its annual audited financial statements for the year ended December 31, 2021 resulting in a reduction of its accounting policy disclosure in note 2 - Material accounting policies.

New Standards and interpretations not yet adopted

b) New Standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (IAS 37) - IAS 37 has been revised to specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The cumulative effect of initially applying the amendment, if any, will be recorded as an adjustment to the opening retained earnings and comparative periods will not be restated. Earlier application is permitted. The Company has determined that the adoption of this modification as of January 1, 2022 will not have an impact on the provision presently recorded at December 31, 2021.

Amendment to IFRS 9 Financial Instruments (IFRS 9) - IFRS 9 has been revised to clarify the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and is to be applied to financial liabilities that are modified after the date of adoption. Earlier application is permitted.

Amendments to IAS 8, Accounting policies, Changes in Accounting Estimates and Errors (IAS 8) and IAS 1, Presentation of Financial Statements (IAS 1) - The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. In addition, IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and is effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

Amendments to IAS 12, Income taxes (IAS 12) - The amendments to IAS 12 clarify the accounting for deferred tax assets or liabilities arising from a single transaction such as leases, namely that the scope of the recognition exemption no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

The Company is evaluating the impact of the amendments to IAS 8, IAS 1 and IAS 12 on its consolidated financial statements.